Supplementary Information to the Statements of Operations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Selling General And Administrative Expenses

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2011, 2012 and 2013.

	Millions of Yen
	2011	2012	2013
Research and development costs	¥110,553	¥119,027	¥112,006
Advertising costs	10,858	10,875	11,393
Shipping and handling costs	19,935	22,830	23,672